Warrant Liabilities (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 15, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price, description	The Public Warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years from the Merger Closing Date. The exercise price and number of shares of Class A common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation.
Contractual term	60 days
Fair value of warrants	$ 79,000	$ 641,000
Class of warrants or rights threshold limit for the then issued and outstanding shares of common stock			9.99%
Gem Agreement [Member] | Gem Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price, description		The exercise price will be adjusted to 105% of the then-current exercise price if on the one-year anniversary date of the Effective Time, the GEM Warrant has not been exercised in full and the average closing price per share of Class A Common Stock for the 10 days preceding the anniversary date is less than 90% of the initial exercise price. GEM may exercise the GEM Warrant at any time and from time to time until December 14, 2026. The terms of the GEM Warrant provide that the exercise price of the GEM Warrant, and the number of shares of Class A Common Stock for which the GEM Warrant may be exercised, are subject to adjustment to account for increases or decreases in the number of outstanding shares of New Banzai Common Stock resulting from stock splits, reverse stock splits, consolidations, combinations and reclassifications. Additionally, the GEM Warrant contains weighted average anti-dilution provisions that provide that if the Company issues shares of common stock, or securities convertible into or exercisable or exchange for, shares of common stock at a price per share that is less than 90% of the exercise price then in effect or without consideration, then the exercise price of the GEM Warrant upon each such issuance will be adjusted to the price equal to 105% of the consideration per share paid for such common stock or other securities. In the event of a Change of Control, if the Surviving Corporation does not have registered class of equity securities and common shares listed on a U.S. national securities exchange, then the Holder is entitled to receive one percent of the total consideration received by the Company’s stockholders and the GEM Warrants will expire upon payment.
Warrants price per share			$ 6.49
Warrants purchased			828,533
Public Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants outstanding	11,500,000	11,500,000
Warrants price per share	$ 11.50
Warrant expiration period	5 years
Redemption trigger price	$ 18.00
Share price	$ 0.01
Public Warrants [Member] | Common Class A [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercisable	0
Redemption trigger price	$ 18.00
Share price	$ 18.00
Warrants price per share	0